Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets

		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
2018
Computer software	$860	$(533)	$327
Land, transmission and water rights	855	(125)	730
Other	120	(58)	62
Assets under construction	81	—	81
	$1,916	$(716)	$1,200

2017
Computer software	$784	$(474)	$310
Land, transmission and water rights	743	(103)	640
Other	117	(49)	68
Assets under construction	63	—	63
	$1,707	$(626)	$1,081

Schedule of Finite-Lived Intangible Assets
The service life ranges and weighted average remaining service life of finite-life intangible assets as at December 31 were as follows.

	2018		2017
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Computer software	3-10	4	3-10	4
Land, transmission and water rights	36-90	57	36-80	57
Other	10-100	13	10-100	10

		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
2018
Computer software	$860	$(533)	$327
Land, transmission and water rights	855	(125)	730
Other	120	(58)	62
Assets under construction	81	—	81
	$1,916	$(716)	$1,200

2017
Computer software	$784	$(474)	$310
Land, transmission and water rights	743	(103)	640
Other	117	(49)	68
Assets under construction	63	—	63
	$1,707	$(626)	$1,081